Common Stock Equity of Contributed Entities and Additional Paid-In Capital - Additional Information (Details) - USD ($)			12 Months Ended
	Oct. 28, 2015	Apr. 23, 2015	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2017
Stockholders Equity Note [Line Items]
Common stock, share authorized			450,000,000	450,000,000	450,000,000
Common stock, par value			$ 0.001	$ 0.001	$ 0.001
Preferred stock, share authorized			50,000,000	50,000,000	50,000,000
Preferred stock, par value			$ 0.001	$ 0.001	$ 0.001
Common stock, share issued			18,277,893	18,244,671	18,277,893
Common stock, share outstanding			18,277,893	18,244,671	18,277,893
Preferred stock, shares outstanding			0	0
Transaction cost			$ 3,080,000
Expenses for Merger				$ 1,745,000
Paid-in capital re-imbursements / distributions				1,248,000
Equity Incentive Plan
Stockholders Equity Note [Line Items]
Percentage of outstanding stock	15.00%
Equity Incentive Plan | General and Administrative Expenses
Stockholders Equity Note [Line Items]
Stock compensation expense			0	$ 143,000
Equity Incentive Plan | Restricted stock
Stockholders Equity Note [Line Items]
Restricted shares issued	33,222			0
Legal Advisors, Consultants and Auditors
Stockholders Equity Note [Line Items]
Expenses for Merger			820,000
LS shareholders
Stockholders Equity Note [Line Items]
Issuance of common stock, shares	931,761
Expenses for Merger			625,000
Maxim Group LLC
Stockholders Equity Note [Line Items]
Issuance of common stock, shares	310,465
Transaction cost			1,635,000
Expenses for Merger			300,000
Transaction cost, compensation through the issuance of restricted stock			1,335,000
Amount payable in cash were recognized in equity			$ 1,745,000
Maritime Investors
Stockholders Equity Note [Line Items]
Common stock, share issued			10,000,000
Issuance of common stock, shares	7,002,445
Expenses for Merger		$ 600,000